Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Description of evaluating factors in relation to available for sale securities	If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Requisite service period of stock acquisition rights	3 years
Time taken to recognize revenue and cost of sales of software products in instances where the software products' on-line features or additional functionality is considered a substantive deliverable in addition to the software product	6 months
Consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expenses	¥ 17,641	¥ 23,250	¥ 23,591
Percentage chance of tax amount to get realized on settlement with taxing authorities	50.00%
Out of period adjustment to correct error in calculation of indirect taxes	4,413
Increase (decrease) in income taxes			30,422
Increase (decrease)in deferred income taxes		61,115	(30,422)
Increase (decrease) in accrued income taxes		8,320	8,320
Increase (decrease) income and other taxes			22,102
Increase (decrease) in other non current assets		(74,981)
Increase (decrease) in assets		(13,866)
Increase (decrease) in other non current liabilities		(22,186)
Increase (decrease) in liability and stockholder equity		¥ (13,866)
Minimum
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment	20.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment	50.00%
Original maturities of highly liquid investments included in cash and cash equivalents	3 months
Software to be sold, leased or otherwise marketed
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3
Patent Rights, Know-how, License Agreements and Software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets, minimum	3
Amortization period of intangible assets, maximum	8
Music catalogs, artist contracts and television carriage agreements
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets, minimum	10
Amortization period of intangible assets, maximum	40
Partnership Interest | Minimum
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment	3.00%
Partnership Interest | Maximum
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment	5.00%
Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful life for depreciation, minimum	2
Useful life for depreciation, maximum	50
Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful life for depreciation, minimum	2
Useful life for depreciation, maximum	10